GOODWILL AND OTHER INTANGIBLES (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
Intangible assets, net of amortization, at December 31 follows:

	2025		2024
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
	(In thousands)
Amortized intangible assets - core deposits	$11,916	$10,915	$11,916	$10,428
Unamortized intangible assets - goodwill	$28,300		$28,300

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	A summary of estimated core deposit intangible amortization at December 31, 2025, follows:

(In thousands)
2026	$460
2027	434
2028	107
Total	$1,001